Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 449,772,898
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$449,772,898

Number of Portfolio Holdings	37

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.3%

Equity	54.2%

Fixed Income	18.7%

Alternatives	13.4%

Exchange Traded Funds		13.0%

Commodity	6.6%

Equity	4.3%

Fixed Income	2.1%

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-2.1%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio
co
sts for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 449,772,898
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$449,772,898

Number of Portfolio Holdings	37

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.3%

Equity	54.2%

Fixed Income	18.7%

Alternatives	13.4%

Exchange Traded Funds		13.0%

Commodity	6.6%

Equity	4.3%

Fixed Income	2.1%

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-2.1%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio
co
sts for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,983,590,978
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,983,590,978

Number of Portfolio Holdings	7

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Fixed Income	89.6%

Equity	10.7%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.7%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.5%

EQ/500 Managed Volatility Portfolio	6.5%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 Managed Volatility Portfolio	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.7%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.5%

EQ/500 Managed Volatility Portfolio	6.5%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 Managed Volatility Portfolio	0.5%

EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the
Po
rtfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.52%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 542,423,487
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$542,423,487

Number of Portfolio Holdings	9

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	79.4%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	31.0%

EQ/Intermediate Government Bond Portfolio	16.2%

EQ/Intermediate Corporate Bond Portfolio	15.7%

EQ/500 Managed Volatility Portfolio	12.5%

EQ/Long-Term Bond Portfolio	9.5%

EQ/AB Short Duration Government Bond Portfolio	7.0%

EQ/2000 Managed Volatility Portfolio	4.3%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	31.0%

EQ/Intermediate Government Bond Portfolio	16.2%

EQ/Intermediate Corporate Bond Portfolio	15.7%

EQ/500 Managed Volatility Portfolio	12.5%

EQ/Long-Term Bond Portfolio	9.5%

EQ/AB Short Duration Government Bond Portfolio	7.0%

EQ/2000 Managed Volatility Portfolio	4.3%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,066,772,271
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio S tatistics (as of June 30, 2025)

Net Assets	$1,066,772,271

Number of Portfolio Holdings	9

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.2%

Equity	40.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	24.6%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Government Bond Portfolio	11.1%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.0%

EQ/2000 Managed Volatility Portfolio	9.0%

EQ/International Managed Volatility Portfolio	5.6%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	24.6%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Government Bond Portfolio	11.1%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.0%

EQ/2000 Managed Volatility Portfolio	9.0%

EQ/International Managed Volatility Portfolio	5.6%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.6%

EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/BALANCED STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the
Portfolio
costs for the last six
m
onths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,106,336,649
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,106,336,649

Number of Portfolio Holdings	9

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.9%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.7%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/Intermediate Government Bond Portfolio	9.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.0%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.7%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/Intermediate Government Bond Portfolio	9.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.0%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.0%

EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,133,751,336
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,133,751,336

Number of Portfolio Holdings	9

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.9%

Fixed Income	39.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.7%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	13.4%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.1%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.7%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	13.4%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.1%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio cos
ts
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 4,562,625,881
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,562,625,881

Number of Portfolio Holdings	9

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	70.9%

Fixed Income	29.2%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.8%

EQ/2000 Managed Volatility Portfolio	15.8%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.5%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.8%

EQ/2000 Managed Volatility Portfolio	15.8%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.5%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	1.9%

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs f
o
r the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,478,452,719
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,478,452,719

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.8%

Fixed Income	19.2%

Cash and Other Assets Less Liabilitie s		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.9%

EQ/2000 Managed Volatility Portfolio	18.0%

EQ/International Managed Volatility Portfolio	11.2%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.9%

EQ/2000 Managed Volatility Portfolio	18.0%

EQ/International Managed Volatility Portfolio	11.2%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio
co
sts for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 628,776,434
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$628,776,434

Number of Portfolio Holdings	34

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.1%

Equity	20.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.1%

EQ/Core Bond Index Portfolio	15.8%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	7.0%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Core Plus Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.1%

EQ/Core Bond Index Portfolio	15.8%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	7.0%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Core Plus Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six
m
onths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.23%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 628,776,434
Holdings Count | Holding	34
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$628,776,434

Number of Portfolio Holdings	34

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.1%

Equity	20.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)
EQ/Intermediate Government Bond Portfolio	19.1%
EQ/Core Bond Index Portfolio	15.8%
EQ/PIMCO Ultra Short Bond Portfolio	9.0%
Multimanager Core Bond Portfolio	7.9%
ATM Large Cap Managed Volatility Portfolio	7.0%
EQ/Long-Term Bond Portfolio	6.2%
1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%
EQ/Core Plus Bond Portfolio	4.8%
EQ/Quality Bond PLUS Portfolio	4.7%
1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
EQ/Intermediate Government Bond Portfolio	19.1%
EQ/Core Bond Index Portfolio	15.8%
EQ/PIMCO Ultra Short Bond Portfolio	9.0%
Multimanager Core Bond Portfolio	7.9%
ATM Large Cap Managed Volatility Portfolio	7.0%
EQ/Long-Term Bond Portfolio	6.2%
1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%
EQ/Core Plus Bond Portfolio	4.8%
EQ/Quality Bond PLUS Portfolio	4.7%
1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the la
st
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.53%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 764,795,855
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$764,795,855

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio
inves
t in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	58.9%

Equity	41.0%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the las
t
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$14	0.28%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 764,795,855
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$764,795,855

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	58.9%

Equity	41.0%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the
las
t six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,228,683,561
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio
inves
t in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,228,683,561
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six
mo
nths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 5,228,683,561
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last s
ix
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 6,735,467,428
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$6,735,467,428

Number of Portfolio Holdings	36

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six m
o
nths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 6,735,467,428
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$6,735,467,428

Number of Portfolio Holdings	36

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,172,641,289
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,172,641,289

Number of Portfolio Holdings	36

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.3%

Fixed Income	8.7%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.1%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.4%

EQ/Large Cap Core Managed Volatility Portfolio	4.7%

EQ/MFS International Growth Portfolio	4.4%

EQ/Global Equity Managed Volatility Portfolio	3.9%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.1%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.4%

EQ/Large Cap Core Managed Volatility Portfolio	4.7%

EQ/MFS International Growth Portfolio	4.4%

EQ/Global Equity Managed Volatility Portfolio	3.9%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for
th
e last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 3,172,641,289
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,172,641,289

Number of Portfolio Holdings	36

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.3%

Fixed Income	8.7%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)
ATM Large Cap Managed Volatility Portfolio	24.1%
ATM International Managed Volatility Portfolio	10.4%
ATM Small Cap Managed Volatility Portfolio	7.4%
EQ/Large Cap Core Managed Volatility Portfolio	4.7%
EQ/MFS International Growth Portfolio	4.4%
EQ/Global Equity Managed Volatility Portfolio	3.9%
EQ/AB Small Cap Growth Portfolio	3.6%
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%
EQ/International Value Managed Volatility Portfolio	3.2%
EQ/Large Cap Value Managed Volatility Portfolio	3.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
ATM Large Cap Managed Volatility Portfolio	24.1%
ATM International Managed Volatility Portfolio	10.4%
ATM Small Cap Managed Volatility Portfolio	7.4%
EQ/Large Cap Core Managed Volatility Portfolio	4.7%
EQ/MFS International Growth Portfolio	4.4%
EQ/Global Equity Managed Volatility Portfolio	3.9%
EQ/AB Small Cap Growth Portfolio	3.6%
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%
EQ/International Value Managed Volatility Portfolio	3.2%
EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 76,361,153
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$76,361,153

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.3%

Fixed Income	44.3%

Equity	21.0%

Exchange Traded Funds		32.9%

Equity	19.3%

Fixed Income	13.6%

Short-Term Investments		1.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.40%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 76,361,153
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$76,361,153

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.3%

Fixed Income	44.3%

Equity	21.0%

Exchange Traded Funds		32.9%

Equity	19.3%

Fixed Income	13.6%

Short-Term Investments		1.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 28,686,627
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$28,686,627

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		68.6%

Equity	37.6%

Fixed Income	31.0%

Exchange Traded Funds		29.7%

Equity	23.1%

Fixed Income	6.6%

Short-Term Investments		1.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 28,686,627
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$28,686,627

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		68.6%

Equity	37.6%

Fixed Income	31.0%

Exchange Traded Funds		29.7%

Equity	23.1%

Fixed Income	6.6%

Short-Term Investments		1.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 33,413,563
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$33,413,563

Number of Portfolio Holdings	14

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		70.2%

Equity	54.2%

Fixed Income	16.0%

Exchange Traded Funds		27.8%

Equity	26.1%

Fixed Income	1.7%

Short-Term Investments		2.7%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 33,413,563
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$33,413,563

Number of Portfolio Holdings	14

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		70.2%

Equity	54.2%

Fixed Income	16.0%

Exchange Traded Funds		27.8%

Equity	26.1%

Fixed Income	1.7%

Short-Term Investments		2.7%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 23,309,995
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$23,309,995

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	76.2%

Equity	23.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 23,309,995
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$23,309,995

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	76.2%

Equity	23.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 135,918,596
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$135,918,596

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Equity	53.0%

Fixed Income	47.3%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 135,918,596
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$135,918,596

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Equity	53.0%

Fixed Income	47.3%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 272,000,499
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$272,000,499

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	72.0%

Fixed Income	28.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 272,000,499
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$272,000,499

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Port
folio
invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	72.0%

Fixed Income	28.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 257,294,784
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$257,294,784

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio i
nv
est in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 257,294,784
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$257,294,784

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Po
rtfoli
o invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

TARGET 2055 ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 142,350,206
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$142,350,206

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.9%

Fixed Income	8.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

TARGET 2055 ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 142,350,206
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$142,350,206

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.9%

Fixed Income	8.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.04%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 222,533,798
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$222,533,798

Number of Portfolio Holdings	11

Portfolio Turnover Rate	36%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Equity	64.8%

Fixed Income	34.7%

Short-Term Investments		4.1%

Cash and Other Assets Less Liabilities		-3.6%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.7%

Vanguard S&P 500 ETF	17.3%

iShares Core MSCI EAFE ETF	15.2%

iShares Core S&P 500 ETF	15.2%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.7%

Vanguard S&P 500 ETF	17.3%

iShares Core MSCI EAFE ETF	15.2%

iShares Core S&P 500 ETF	15.2%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 9,889,149
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$9,889,149

Number of Portfolio Holdings	12

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Fixed Income	29.6%

Equity	27.3%

Alternatives	26.4%

Commodity	16.1%

Short-Term Investments		18.8%

Cash and Other Assets Less Liabilities		-18.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.85%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 9,889,149
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$9,889,149

Number of Portfolio Holdings	12

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Fixed Income	29.6%

Equity	27.3%

Alternatives	26.4%

Commodity	16.1%

Short-Term Investments		18.8%

Cash and Other Assets Less Liabilities		-18.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 51,520,185
Holdings Count | Holding	305
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$51,520,185

Number of Portfolio Holdings	305

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the
Portfolio
invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Consumer Discretionary	16.6%

Utilities	11.0%

Financials	10.9%

Health Care	10.1%

Industrials	10.1%

Communication Services	5.0%

Real Estate	2.9%

Materials	1.2%

Energy	0.9%

Consumer Staples	0.6%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January 1, 2025
.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025 .
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 51,520,185
Holdings Count | Holding	305
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$51,520,185

Number of Portfolio Holdings	305

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Consumer Discretionary	16.6%

Utilities	11.0%

Financials	10.9%

Health Care	10.1%

Industrials	10.1%

Communication Services	5.0%

Real Estate	2.9%

Materials	1.2%

Energy	0.9%

Consumer Staples	0.6%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Material Fund Change [Text Block]

Material Changes
to
the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.89%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 515,474,880
Holdings Count | Holding	793
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$515,474,880

Number of Portfolio Holdings	793

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	23.7%

Corporate Bonds	22.0%

Mortgage-Backed Securities	20.4%

Asset-Backed Securities	14.6%

Collateralized Mortgage Obligations	10.2%

Commercial Mortgage-Backed Securities	5.3%

Investment Companies	0.7%

Foreign Government Securities	0.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.7%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.64%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 515,474,880
Holdings Count | Holding	793
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statisti cs (as of June 30, 2025)

Net Assets	$515,474,880

Number of Portfolio Holdings	793

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	23.7%

Corporate Bonds	22.0%

Mortgage-Backed Securities	20.4%

Asset-Backed Securities	14.6%

Collateralized Mortgage Obligations	10.2%

Commercial Mortgage-Backed Securities	5.3%

Investment Companies	0.7%

Foreign Government Securities	0.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.7%

1290 VT EQUITY INCOME PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.95%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 460,424,801
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$460,424,801

Number of Portfolio Holdings	45

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	18.4%

Consumer Staples	12.7%

Energy	9.8%

Utilities	8.1%

Real Estate	7.9%

Industrials	7.7%

Materials	6.6%

Information Technology	4.4%

Communication Services	3.5%

Consumer Discretionary	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

1290 VT EQUITY INCOME PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.70%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 460,424,801
Holdings Count | Holding	45
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$460,424,801

Number of Portfolio Holdings	45

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	18.4%

Consumer Staples	12.7%

Energy	9.8%

Utilities	8.1%

Real Estate	7.9%

Industrials	7.7%

Materials	6.6%

Information Technology	4.4%

Communication Services	3.5%

Consumer Discretionary	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.25%

*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[2]
Net Assets	$ 164,399,100
Holdings Count | Holding	164
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$164,399,100

Number of Portfolio Holdings	164

Portfolio Turnover Rate	63%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Communication Services	19.4%

Utilities	12.5%

Health Care	7.7%

Industrials	6.9%

Materials	6.7%

Consumer Discretionary	6.1%

Information Technology	5.5%

Financials	5.1%

Energy	1.4%

Real Estate	0.7%

Consumer Staples	0.7%

Short-Term Investments	23.7%

Cash and Other Assets Less Liabilities	3.6%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	1.00%

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 164,399,100
Holdings Count | Holding	164
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$164,399,100

Number of Portfolio Holdings	164

Portfolio Turnover Rate	63%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Communication Services	19.4%

Utilities	12.5%

Health Care	7.7%

Industrials	6.9%

Materials	6.7%

Consumer Discretionary	6.1%

Information Technology	5.5%

Financials	5.1%

Energy	1.4%

Real Estate	0.7%

Consumer Staples	0.7%

Short-Term Investments	23.7%

Cash and Other Assets Less Liabilities	3.6%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS IB
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 3,562,060,724
Holdings Count | Holding	379
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,562,060,724

Number of Portfolio Holdings	379

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	45.9%

Consumer Discretionary	16.6%

Communication Services	8.7%

Consumer Staples	4.9%

Utilities	4.7%

Materials	4.7%

Information Technology	4.3%

Financials	3.2%

Real Estate	2.5%

Health Care	2.2%

Energy	1.3%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 3,562,060,724
Holdings Count | Holding	379
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,562,060,724

Number of Portfolio Holdings	379

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	45.9%

Consumer Discretionary	16.6%

Communication Services	8.7%

Consumer Staples	4.9%

Utilities	4.7%

Materials	4.7%

Information Technology	4.3%

Financials	3.2%

Real Estate	2.5%

Health Care	2.2%

Energy	1.3%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the
last
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 249,103,337
Holdings Count | Holding	476
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$249,103,337

Number of Portfolio Holdings	476

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		80.4%

Consumer Discretionary	14.6%

Industrials	11.7%

Financials	10.7%

Communication Services	8.4%

Materials	8.3%

Information Technology	8.3%

Energy	7.8%

Health Care	5.4%

Other	5.2%

Exchange Traded Funds		8.9%

Loan Participations		5.6%

Information Technology	2.5%

Financials	1.7%

Other	1.4%

Common Stocks		0.0	% #

Short-Term Investments		10.4%

Cash and Other Assets Less Liabilities		-5.3%

#
Less than 0.05%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio
costs
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 249,103,337
Holdings Count | Holding	476
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$249,103,337

Number of Portfolio Holdings	476

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		80.4%

Consumer Discretionary	14.6%

Industrials	11.7%

Financials	10.7%

Communication Services	8.4%

Materials	8.3%

Information Technology	8.3%

Energy	7.8%

Health Care	5.4%

Other	5.2%

Exchange Traded Funds		8.9%

Loan Participations		5.6%

Information Technology	2.5%

Financials	1.7%

Other	1.4%

Common Stocks		0.0	% #

Short-Term Investments		10.4%

Cash and Other Assets Less Liabilities		-5.3%

#	Less than 0.05%

1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.15%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 157,492,654
Holdings Count | Holding	1,454
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$157,492,654

Number of Portfolio Holdings	1,454

Portfolio Turnover Rate	42%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	22.7%

Information Technology	18.7%

Industrials	17.8%

Financials	15.6%

Consumer Discretionary	6.8%

Consumer Staples	5.6%

Communication Services	4.4%

Materials	2.3%

Energy	2.2%

Real Estate	1.6%

Utilities	0.4%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-2.3%

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

1290 VT MICRO CAP PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.90%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 157,492,654
Holdings Count | Holding	1,453
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$157,492,654

Number of Portfolio Holdings	1,453

Portfolio Turnover Rate	42%

Holdings [Text Block]

What did the Portfolio
inve
st in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	22.7%

Information Technology	18.7%

Industrials	17.8%

Financials	15.6%

Consumer Discretionary	6.8%

Consumer Staples	5.6%

Communication Services	4.4%

Materials	2.3%

Energy	2.2%

Real Estate	1.6%

Utilities	0.4%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-2.3%

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 32,161,199
Holdings Count | Holding	81
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$32,161,199

Number of Portfolio Holdings	81

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	56.5%

Canada	14.8%

Australia	12.1%

France	4.2%

Brazil	1.6%

Japan	1.5%

Norway	1.3%

Italy	1.2%

South Africa	1.1%

Finland	0.7%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		63.3%

Integrated Oil & Gas	44.3%

Oil & Gas Exploration & Production	17.9%

Coal & Consumable Fuels	1.1%

Materials		34.3%

Diversified Metals & Mining	11.3%

Gold	10.0%

Steel	4.3%

Fertilizers & Agricultural Chemicals	3.6%

Copper	3.1%

Paper Products	1.0%

Forest Products	0.4%

Silver	0.3%

Aluminum	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.8%

Cash and Other Assets Less Liabilities		0.2%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 32,161,199
Holdings Count | Holding	81
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$32,161,199

Number of Portfolio Holdings	81

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio i
nve
st in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	56.5%

Canada	14.8%

Australia	12.1%

France	4.2%

Brazil	1.6%

Japan	1.5%

Norway	1.3%

Italy	1.2%

South Africa	1.1%

Finland	0.7%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		63.3%

Integrated Oil & Gas	44.3%

Oil & Gas Exploration & Production	17.9%

Coal & Consumable Fuels	1.1%

Materials		34.3%

Diversified Metals & Mining	11.3%

Gold	10.0%

Steel	4.3%

Fertilizers & Agricultural Chemicals	3.6%

Copper	3.1%

Paper Products	1.0%

Forest Products	0.4%

Silver	0.3%

Aluminum	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.8%

Cash and Other Assets Less Liabilities		0.2%

Material Fund Change [Text Block]

Material Chan
g
es to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT REAL ESTATE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 36,418,944
Holdings Count | Holding	363
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$36,418,944

Number of Portfolio Holdings	363

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio i
nv
est in?
(as of June 30, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.6%

Retail REITs	16.2%

Industrial REITs	14.0%

Health Care REITs	11.2%

Multi-Family Residential REITs	8.4%

Real Estate Operating Companies	7.7%

Other	40.1%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.2%

Health Care Facilities	0.2%

Consumer Staples			0.1%

Consumer Staples Merchandise Retail	0.1%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

Material Fund Change [Text Block]

Material Changes to the P
or
tfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT REAL ESTATE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What
were
the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 36,418,944
Holdings Count | Holding	363
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$36,418,944

Number of Portfolio Holdings	363

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.6%

Retail REITs	16.2%

Industrial REITs	14.0%

Health Care REITs	11.2%

Multi-Family Residential REITs	8.4%

Real Estate Operating Companies	7.7%

Other	40.1%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.2%

Health Care Facilities	0.2%

Consumer Staples			0.1%

Consumer Staples Merchandise Retail	0.1%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.15%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 395,394,579
Holdings Count | Holding	1,555
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$395,394,579

Number of Portfolio Holdings	1,555

Portfolio Turnover Rate	15%

Holdings [Text Block]

What
did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.7%

Energy	15.3%

Consumer Discretionary	15.2%

Real Estate	11.3%

Materials	4.9%

Utilities	4.6%

Health Care	4.2%

Communication Services	3.8%

Information Technology	3.8%

Consumer Staples	3.3%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.7%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio
costs
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.90%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 395,394,579
Holdings Count | Holding	1,555
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$395,394,579

Number of Portfolio Holdings	1,555

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.7%

Energy	15.3%

Consumer Discretionary	15.2%

Real Estate	11.3%

Materials	4.9%

Utilities	4.6%

Health Care	4.2%

Communication Services	3.8%

Information Technology	3.8%

Consumer Staples	3.3%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.7%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were
the
Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.09%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 370,193,156
Holdings Count | Holding	275
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$370,193,156

Number of Portfolio Holdings	275

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	20.5%

Industrials	14.0%

Consumer Staples	11.0%

Consumer Discretionary	10.1%

Health Care	8.2%

Communication Services	7.0%

Utilities	3.7%

Materials	2.0%

Real Estate	1.1%

Energy	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.84%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[2]
Net Assets	$ 370,193,156
Holdings Count | Holding	275
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$370,193,156

Number of Portfolio Holdings	275

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	20.5%

Industrials	14.0%

Consumer Staples	11.0%

Consumer Discretionary	10.1%

Health Care	8.2%

Communication Services	7.0%

Utilities	3.7%

Materials	2.0%

Real Estate	1.1%

Energy	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request
by calling 1-877-222-2144.
Net Assets	$ 265,027,836
Holdings Count | Holding	401
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$265,027,836

Number of Portfolio Holdings	401

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.5%

Financials	12.8%

Consumer Discretionary	9.0%

Industrials	8.7%

Communication Services	8.4%

Health Care	7.8%

Consumer Staples	5.1%

Real Estate	2.7%

Materials	2.6%

Energy	1.3%

Utilities	1.0%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.5%

Microsoft Corp.	12.3%

Alphabet, Inc., Class A	3.6%

Tesla, Inc.	3.2%

Alphabet, Inc., Class C	3.1%

Visa, Inc., Class A	2.1%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.3%

Oracle Corp.	1.3%

Home Depot, Inc. (The)	1.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.5%

Microsoft Corp.	12.3%

Alphabet, Inc., Class A	3.6%

Tesla, Inc.	3.2%

Alphabet, Inc., Class C	3.1%

Visa, Inc., Class A	2.1%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.3%

Oracle Corp.	1.3%

Home Depot, Inc. (The)	1.3%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January
1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request
by calling 1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.59%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 2,772,916,649
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,772,916,649

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.8%

Financials	12.6%

Consumer Discretionary	9.3%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.7%

Consumer Staples	4.9%

Energy	2.7%

Utilities	2.2%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	7.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.3%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.3%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of
certain
changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM MID CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 295,895,781
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$295,895,781

Number of Portfolio Holdings	405

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.4%

Consumer Discretionary	12.1%

Information Technology	10.5%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	6.3%

Cash and Other Assets Less Liabilities	3.3%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 922,614,157
Holdings Count | Holding	2,124
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$922,614,157

Number of Portfolio Holdings	2,124

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%

Industrials	15.5%

Health Care	14.3%

Information Technology	13.3%

Consumer Discretionary	9.1%

Real Estate	5.5%

Energy	4.4%

Materials	3.4%

Utilities	2.9%

Communication Services	2.4%

Consumer Staples	2.0%

Short-Term Investments	7.9%

Cash and Other Assets Less Liabilities	1.8%

Material Fund Change [Text Block]

Material Changes to the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 1,207,469,877
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,207,469,877

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.7%

United Kingdom	10.2%

Germany	9.3%

United States	9.2%

France	8.6%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.9%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.5%

Industrials	17.2%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.7%

Consumer Staples	7.2%

Materials	5.1%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.0%

Material Fund Change [Text Block]

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 8,174,379,778
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$8,174,379,778

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	12.7%

Consumer Discretionary	9.4%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.8%

Consumer Staples	5.0%

Energy	2.7%

Utilities	2.1%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Material Fund Change [Text Block]

Material Changes to the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 8,174,379,778
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$8,174,379,778

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	12.7%

Consumer Discretionary	9.4%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.8%

Consumer Staples	5.0%

Energy	2.7%

Utilities	2.1%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Material Fund Change [Text Block]

Material Changes to
the
Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.85%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable- funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 769,114,651
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$769,114,651

Number of Portfolio Holdings	403

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.3%

Consumer Discretionary	12.0%

Information Technology	10.6%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.0%

Material Fund Change [Text Block]

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable- funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable- funds.com/AllPortfolios.aspx
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 769,114,651
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$769,114,651

Number of Portfolio Holdings	403

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.3%

Consumer Discretionary	12.0%

Information Technology	10.6%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.0%

Material Fund Change [Text Block]

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.84%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,281,559,934
Holdings Count | Holding	2,122
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,281,559,934

Number of Portfolio Holdings	2,122

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%
Industrials	15.5%
Health Care	14.4%
Information Technology	13.3%
Consumer Discretionary	9.1%
Real Estate	5.5%
Energy	4.4%
Materials	3.4%
Utilities	2.9%
Communication Services	2.4%
Consumer Staples	2.0%
Short-Term Investments	7.6%
Cash and Other Assets Less Liabilities	2.0%

Material Fund Change [Text Block]

Material Changes
to
the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.59%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,281,559,934
Holdings Count | Holding	2,122
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,281,559,934

Number of Portfolio Holdings	2,122

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%

Industrials	15.5%

Health Care	14.4%

Information Technology	13.3%

Consumer Discretionary	9.1%

Real Estate	5.5%

Energy	4.4%

Materials	3.4%

Utilities	2.9%

Communication Services	2.4%

Consumer Staples	2.0%

Short-Term Investments	7.6%

Cash and Other Assets Less Liabilities	2.0%

Material Fund Change [Text Block]

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable- funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable- funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.86%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,904,545,221
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,904,545,221

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.6%

United Kingdom	10.2%

Germany	9.3%

United States	9.1%

France	8.5%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.8%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.1%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.6%

Consumer Staples	7.2%

Materials	5.0%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.61%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,904,545,221
Holdings Count | Holding	708
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,904,545,221

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.6%

United Kingdom	10.2%

Germany	9.3%

United States	9.1%

France	8.5%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.8%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.1%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.6%

Consumer Staples	7.2%

Materials	5.0%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.12%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[2]
Net Assets	$ 875,107,107
Holdings Count | Holding	1,298
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$875,107,107

Number of Portfolio Holdings	1,298

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		60.9%

Information Technology	15.1%

Financials	10.5%

Industrials	7.4%

Consumer Discretionary	6.2%

Health Care	6.1%

Communication Services	5.1%

Consumer Staples	3.8%

Materials	1.9%

Energy	1.9%

Utilities	1.7%

Real Estate	1.2%

U.S. Treasury Obligations		16.0%

Exchange Traded Funds		4.5%

Short-Term Investments		20.1%

Cash and Other Assets Less Liabilities		-1.5%

EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.14%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[2]
Net Assets	$ 970,507,518
Holdings Count | Holding	1,304
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$970,507,518

Number of Portfolio Holdings	1,304

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.8%

Information Technology	16.3%

Financials	11.1%

Industrials	7.8%

Consumer Discretionary	6.6%

Health Care	6.4%

Communication Services	5.4%

Consumer Staples	4.1%

Energy	2.0%

Materials	2.0%

Utilities	1.8%

Real Estate	1.3%

U.S. Treasury Obligations		25.9%

Exchange Traded Funds		3.9%

U.S. Government Agency Securities		1.9%

Short-Term Investments		2.6%

Cash and Other Assets Less Liabilities		0.9%

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment *

Class IB	$58	1.13%
* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[2]
Net Assets	$ 1,519,957,237
Holdings Count | Holding	1,303
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,519,957,237

Number of Portfolio Holdings	1,303

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		54.0%

Information Technology	13.4%

Financials	9.3%

Industrials	6.5%

Consumer Discretionary	5.5%

Health Care	5.4%

Communication Services	4.5%

Consumer Staples	3.4%

Materials	1.7%

Energy	1.7%

Utilities	1.5%

Real Estate	1.1%

U.S. Treasury Obligations		36.4%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		2.5%

Short-Term Investments		3.9%

Cash and Other Assets Less Liabilities		-0.9%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.77%
* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 862,999,008
Holdings Count | Holding	252
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,999,008

Number of Portfolio Hold in gs	252

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	18.1%

Corporate Bonds	8.3%

Asset-Backed Securities	5.1%

Collateralized Mortgage Obligations	3.7%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	28.4%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[2]
Net Assets	$ 862,999,008
Holdings Count | Holding	252
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,999,008

Number of Portfolio Holdings	252

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	18.1%

Corporate Bonds	8.3%

Asset-Backed Securities	5.1%

Collateralized Mortgage Obligations	3.7%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	28.4%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.92%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 1,882,483,209
Holdings Count | Holding	2,037
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,882,483,209

Number of Portfolio Holdings	2,037

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	19.5%

Information Technology	18.6%

Health Care	17.7%

Financials	14.7%

Consumer Discretionary	13.1%

Real Estate	3.0%

Energy	2.8%

Communication Services	2.6%

Consumer Staples	2.5%

Utilities	2.3%

Materials	1.9%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.0%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.67%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 1,882,483,209
Holdings Count | Holding	2,037
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,882,483,209

Number of Portfolio Holdings	2,037

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	19.5%

Information Technology	18.6%

Health Care	17.7%

Financials	14.7%

Consumer Discretionary	13.1%

Real Estate	3.0%

Energy	2.8%

Communication Services	2.6%

Consumer Staples	2.5%

Utilities	2.3%

Materials	1.9%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.0%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%
* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 17,344,636
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$17,344,636

Number of Portfolio Holdings	43

Portfolio Turnover Rate	36%

Holdings [Text Block]

What did the Po rtf olio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.8%

Health Care	16.4%

Financials	15.8%

Industrials	13.5%

Consumer Staples	4.0%

Consumer Discretionary	3.6%

Utilities	2.6%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%
* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 17,344,636
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$17,344,636

Number of Portfolio Holdings	43

Portfolio Turnover Rate	36%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.8%

Health Care	16.4%

Financials	15.8%

Industrials	13.5%

Consumer Staples	4.0%

Consumer Discretionary	3.6%

Utilities	2.6%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%
* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 601,733,742
Holdings Count | Holding	116
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$601,733,742

Number of Portfolio Holdings	116

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	17.4%

Financials	16.7%

Health Care	15.4%

Consumer Staples	10.4%

Real Estate	9.1%

Utilities	8.0%

Information Technology	6.0%

Energy	5.6%

Materials	5.4%

Consumer Discretionary	3.2%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%
* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 601,733,742
Holdings Count | Holding	116
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$601,733,742

Number of Portfolio Holdings	116

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	17.4%

Financials	16.7%

Health Care	15.4%

Consumer Staples	10.4%

Real Estate	9.1%

Utilities	8.0%

Information Technology	6.0%

Energy	5.6%

Materials	5.4%

Consumer Discretionary	3.2%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%
* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 171,715,951
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$171,715,951

Number of Portfolio Holdings	9

Portfolio Turnover Rate	77%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	61.7%

Fixed Income	37.9%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	37.9%

iShares Core MSCI EAFE ETF	22.3%

SPDR Portfolio S&P 500 ETF	11.2%

Vanguard S&P 500 ETF	11.2%

iShares Core S&P 500 ETF	11.1%

iShares Russell 2000 ETF	3.1%

iShares Core S&P Mid-Cap ETF	2.9%

JPMorgan Prime Money Market Fund, IM Shares	0.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	37.9%

iShares Core MSCI EAFE ETF	22.3%

SPDR Portfolio S&P 500 ETF	11.2%

Vanguard S&P 500 ETF	11.2%

iShares Core S&P 500 ETF	11.1%

iShares Russell 2000 ETF	3.1%

iShares Core S&P Mid-Cap ETF	2.9%

JPMorgan Prime Money Market Fund, IM Shares	0.4%

EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/CAPITAL GROUP RESEARCH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%
* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 699,704,584
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$699,704,584

Number of Portfolio Holdings	67

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.8%

Financials	14.6%

Industrials	12.0%

Consumer Discretionary	10.7%

Communication Services	10.0%

Utilities	7.0%

Health Care	6.7%

Consumer Staples	4.9%
Materials	2.5%
Real Estate	1.2%
Energy	0.5%
Short-Term Investments	1.5%
Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.5%

Microsoft Corp.	4.8%

Meta Platforms, Inc., Class A	4.0%

NVIDIA Corp.	3.8%

Philip Morris International, Inc.	3.1%

Alphabet, Inc., Class C	2.9%

Constellation Energy Corp.	2.8%

Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.5%

Microsoft Corp.	4.8%

Meta Platforms, Inc., Class A	4.0%

NVIDIA Corp.	3.8%

Philip Morris International, Inc.	3.1%

Alphabet, Inc., Class C	2.9%

Constellation Energy Corp.	2.8%

Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.3%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%
* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 458,798,729
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$458,798,729

Number of Portfolio Holdings	41

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	13.8%

Consumer Discretionary	12.5%

Industrials	9.6%

Financials	9.3%

Health Care	8.9%

Materials	2.4%

Consumer Staples	1.4%

Real Estate	1.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%
* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 458,798,729
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$458,798,729

Number of Portfolio Holdings	41

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	13.8%

Consumer Discretionary	12.5%

Industrials	9.6%

Financials	9.3%

Health Care	8.9%

Materials	2.4%

Consumer Staples	1.4%

Real Estate	1.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.05%
* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 640,542,534
Holdings Count | Holding	558
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$640,542,534

Number of Portfolio Holdings	558

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Industrials	11.3%

Consumer Discretionary	9.2%

Financials	8.8%

Health Care	8.6%

Consumer Staples	6.5%

Communication Services	5.5%

Energy	3.1%

Real Estate	2.4%

Materials	1.1%

Utilities	1.0%

Short-Term Investments	8.9%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%
* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 640,542,534
Holdings Count | Holding	558
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$640,542,534

Number of Portfolio Holdings	558

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Industrials	11.3%

Consumer Discretionary	9.2%

Financials	8.8%

Health Care	8.6%

Consumer Staples	6.5%

Communication Services	5.5%

Energy	3.1%

Real Estate	2.4%

Materials	1.1%

Utilities	1.0%

Short-Term Investments	8.9%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$34	0.67%

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 7,571,624,119
Holdings Count | Holding	1,523
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$7,571,624,119

Number of Portfolio Holdings	1,523

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Financials	14.5%

Consumer Discretionary	10.5%

Industrials	9.7%

Health Care	9.5%

Communication Services	9.2%

Consumer Staples	5.1%

Energy	3.1%

Real Estate	2.5%

Utilities	2.3%

Materials	2.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period .
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the la st s ix months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.67%
* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 7,571,624,119
Holdings Count | Holding	1,523
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$7,571,624,119

Number of Portfolio Holdings	1,523

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Financials	14.5%

Consumer Discretionary	10.5%

Industrials	9.7%

Health Care	9.5%

Communication Services	9.2%

Consumer Staples	5.1%

Energy	3.1%

Real Estate	2.5%

Utilities	2.3%

Materials	2.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/CORE BOND INDEX PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 5,057,664,188
Holdings Count | Holding	2,859
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,057,664,188

Number of Portfolio Holdings	2,859

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.4%

Corporate Bonds	31.1%

Exchange Traded Funds	7.1%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.4%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0	% #

Preferred Stocks	0.0	% #

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.3%

#	Less than 0.05%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/CORE BOND INDEX PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

* Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 5,057,664,188
Holdings Count | Holding	2,859
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,057,664,188

Number of Portfolio Holdings	2,859

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.4%

Corporate Bonds	31.1%

Exchange Traded Funds	7.1%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.4%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0	% #

Preferred Stocks	0.0	% #

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.3%

#	Less than 0.05%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/CORE PLUS BOND PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$47	0.93%

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[2]
Net Assets	$ 738,514,413
Holdings Count | Holding	903
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

Holdings [Text Block]

What did the Portfolio invest in ? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

EQ/CORE PLUS BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.93%

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[2]
Net Assets	$ 738,514,413
Holdings Count | Holding	903
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

EQ/CORE PLUS BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$35	0.68%

* Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 738,514,413
Holdings Count | Holding	903
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.20%

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 108,741,079
Holdings Count | Holding	977
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$108,741,079

Number of Portfolio Holdings	977

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	27.4%

Taiwan	21.2%

India	14.1%

South Korea	10.3%

Brazil	5.9%

South Africa	3.1%

Saudi Arabia	2.4%

Mexico	2.1%

Indonesia	1.9%

Thailand	1.6%

Other	8.9%

Sector Weightings (as a % of Net Assets)

Financials	25.6%

Information Technology	24.9%

Consumer Discretionary	11.7%

Communication Services	8.7%

Consumer Staples	6.5%

Industrials	6.2%

Materials	5.0%

Energy	4.0%

Health Care	3.0%

Utilities	1.7%

Real Estate	1.6%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.8%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.95%

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 108,741,079
Holdings Count | Holding	977
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$108,741,079

Number of Portfolio Holdings	977

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	27.4%

Taiwan	21.2%

India	14.1%

South Korea	10.3%

Brazil	5.9%

South Africa	3.1%

Saudi Arabia	2.4%

Mexico	2.1%

Indonesia	1.9%

Thailand	1.6%

Other	8.9%

Sector Weightings (as a % of Net Assets)

Financials	25.6%

Information Technology	24.9%

Consumer Discretionary	11.7%

Communication Services	8.7%

Consumer Staples	6.5%

Industrials	6.2%

Materials	5.0%

Energy	4.0%

Health Care	3.0%

Utilities	1.7%

Real Estate	1.6%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.8%

EQ/EQUITY 500 INDEX PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$27	0.54%

* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 11,239,953,496
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Po rtfo lio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/EQUITY 500 INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.54%

* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 11,239,953,496
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/EQUITY 500 INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

* Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 11,239,953,496
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.29% to 0.2875%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/FIDELITY INSTITUTIONAL AM LARGE CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 1,321,431,737
Holdings Count | Holding	289
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,321,431,737

Number of Portfolio Holdings	289

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Financials	13.8%

Communication Services	10.6%

Consumer Discretionary	10.2%

Health Care	9.4%

Industrials	8.7%

Consumer Staples	5.4%

Energy	3.2%

Utilities	2.2%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Funds	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.62%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[2]
Net Assets	$ 1,321,431,737
Holdings Count | Holding	289
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,321,431,737

Number of Portfolio Holdings	289

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Financials	13.8%

Communication Services	10.6%

Consumer Discretionary	10.2%

Health Care	9.4%

Industrials	8.7%

Consumer Staples	5.4%

Energy	3.2%

Utilities	2.2%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Funds	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What
were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[2]
Net Assets	$ 307,924,507
Holdings Count | Holding	521
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$307,924,507

Number of Portfolio Holdings	521

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		43.4%

Exchange Traded Funds		32.6%

Common Stocks		22.6%

Information Technology	7.5%

Financials	3.2%

Consumer Discretionary	2.4%

Communication Services	2.2%

Health Care	2.1%

Industrials	1.9%

Consumer Staples	1.2%

Energy	0.7%

Real Estate	0.5%

Utilities	0.5%

Materials	0.4%

Short-Term Investments		0.2%

Cash and Other Assets Less Liabilities		1.2%

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 345,253,341
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$345,253,341

Number of Portfolio Holdings	58

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.4%

Financials	15.5%

Industrials	14.5%

Health Care	13.2%

Consumer Staples	8.5%

Consumer Discretionary	6.3%

Materials	6.2%

Energy	2.6%

Utilities	1.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	9.8%

Broadcom, Inc.	4.6%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.0%

Oracle Corp.	2.9%

Apple, Inc.	2.9%

Linde plc	2.9%

Stryker Corp.	2.8%

Texas Instruments, Inc.	2.8%

Walmart, Inc.	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	9.8%

Broadcom, Inc.	4.6%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.0%

Oracle Corp.	2.9%

Apple, Inc.	2.9%

Linde plc	2.9%

Stryker Corp.	2.8%

Texas Instruments, Inc.	2.8%

Walmart, Inc.	2.7%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.05%

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 236,606,705
Holdings Count | Holding	2,120
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$236,606,705

Number of Portfolio Holdings	2,120

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	24.1%

Industrials	20.8%

Information Technology	11.0%

Consumer Discretionary	10.0%

Health Care	7.5%

Materials	5.8%

Real Estate	3.2%

Energy	3.0%

Utilities	2.1%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	7.4%

Cash and Other Assets Less Liabilities	3.2%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.80%

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 236,606,705
Holdings Count | Holding	2,120
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$236,606,705

Number of Portfolio Holdings	2,120

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	24.1%

Industrials	20.8%

Information Technology	11.0%

Consumer Discretionary	10.0%

Health Care	7.5%

Materials	5.8%

Real Estate	3.2%

Energy	3.0%

Utilities	2.1%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	7.4%

Cash and Other Assets Less Liabilities	3.2%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfoli o costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 1,684,285,172
Holdings Count | Holding	1,308
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio St atistic s (as of June 30, 2025)

Net Assets	$1,684,285,172

Number of Portfolio Holdings	1,308

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	38.8%

Japan	5.6%

India	4.7%

China	3.9%

Taiwan	3.3%

Germany	3.2%

France	3.1%

United Kingdom	2.6%

Australia	1.6%

Netherlands	1.4%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	20.1%

Financials	15.2%

Consumer Discretionary	8.6%

Industrials	8.6%

Communication Services	8.5%

Health Care	7.2%

Consumer Staples	4.4%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	15.0%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.85%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 1,684,285,172
Holdings Count | Holding	1,308
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statist ic s (as of June 30, 2025)

Net Assets	$1,684,285,172

Number of Portfolio Holdings	1,308

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	38.8%

Japan	5.6%

India	4.7%

China	3.9%

Taiwan	3.3%

Germany	3.2%

France	3.1%

United Kingdom	2.6%

Australia	1.6%

Netherlands	1.4%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	20.1%

Financials	15.2%

Consumer Discretionary	8.6%

Industrials	8.6%

Communication Services	8.5%

Health Care	7.2%

Consumer Staples	4.4%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	15.0%

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six m on ths? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	1.06%

* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[2]
Net Assets	$ 683,912,501
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio St at istics (as of June 30, 2025)

Net Assets	$683,912,501

Number of Portfolio Holdings	19

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio in vest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		62.1%

Equity	32.1%

Fixed Income	30.0%

Short-Term Investments		41.7%

Cash and Other Assets Less Liabilities		-3.8%

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[2]
Net Assets	$ 159,639,223
Holdings Count | Holding	104
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

Portfolio Stati s tics (as of June 30, 2025)

Net Assets	$159,639,223

Number of Portfolio Holdings	104

Portfolio Turnover Rate	49%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.3%

Industrials	16.7%

Utilities	9.4%

Information Technology	9.2%

Energy	8.6%

Real Estate	8.3%

Consumer Discretionary	7.3%

Consumer Staples	7.0%

Materials	6.9%

Health Care	4.9%

Communication Services	2.0%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

AMETEK, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.2%

BJ’s Wholesale Club Holdings, Inc.	2.0%

Fidelity National Information Services, Inc.	1.9%

DR Horton, Inc.	1.9%

Martin Marietta Materials, Inc.	1.8%

Raymond James Financial, Inc.	1.6%

Dynatrace, Inc.	1.6%

Phillips 66	1.6%
#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

AMETEK, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.2%

BJ’s Wholesale Club Holdings, Inc.	2.0%

Fidelity National Information Services, Inc.	1.9%

DR Horton, Inc.	1.9%

Martin Marietta Materials, Inc.	1.8%

Raymond James Financial, Inc.	1.6%

Dynatrace, Inc.	1.6%

Phillips 66	1.6%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six mont h s? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.11%

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 783,563,743
Holdings Count | Holding	515
Investment Company, Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]

Portfolio Sta t istics (as of June 30, 2025)

Net Assets	$783,563,743

Number of Portfolio Holdings	515

Portfolio Turnover Rate	128%

Holdings [Text Block]

What did the Portfolio inve s t in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.3%

Common Stocks		30.0%

Information Technology	10.0%

Financials	4.1%

Consumer Discretionary	3.1%

Communication Services	2.9%

Health Care	2.8%

Industrials	2.6%

Consumer Staples	1.7%

Energy	0.9%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0% #

Short-Term Investments		23.8%

Cash and Other Assets Less Liabilities		4.9%

#	Less than 0.05%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six m onths? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 1,458,051,450
Holdings Count | Holding	446
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio S tat istics (as of June 30, 2025)

Net Assets	$1,458,051,450

Number of Portfolio Holdings	446

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio i n vest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	32.1%

Utilities	10.7%

Energy	8.8%

Health Care	8.1%

Information Technology	7.2%

Industrials	6.6%

Communication Services	6.2%

Consumer Staples	5.1%

Real Estate	4.0%

Materials	3.6%

Consumer Discretionary	2.8%

Government Bonds	2.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.4%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$20	0.40%

* Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[2]
Net Assets	$ 1,458,051,450
Holdings Count | Holding	446
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Sta tis tics (as of June 30, 2025)

Net Assets	$1,458,051,450

Number of Portfolio Holdings	446

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio i n vest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	32.1%

Utilities	10.7%

Energy	8.8%

Health Care	8.1%

Information Technology	7.2%

Industrials	6.6%

Communication Services	6.2%

Consumer Staples	5.1%

Real Estate	4.0%

Materials	3.6%

Consumer Discretionary	2.8%

Government Bonds	2.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.4%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$32	0.63%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com/AllPortfolios.aspx
or upon request by calling
1-877-222-2144.

Net Assets	$ 4,155,166,800
Holdings Count | Holding	213
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was
lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com/AllPortfolios.aspx
or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 4,155,166,800
Holdings Count | Holding	213
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfo li o invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

* Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 4,155,166,800
Holdings Count | Holding	213
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the P or tfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.04%

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 1,189,668,189
Holdings Count | Holding	801
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,189,668,189

Number of Portfolio Holdings	801

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Po rt folio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.0%

Germany	8.5%

United States	8.4%

France	7.5%

Australia	3.8%

Switzerland	3.4%

Netherlands	3.2%

Spain	2.4%

Italy	2.2%

Other	16.2%

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	15.7%

Information Technology	9.5%

Health Care	8.9%

Consumer Discretionary	8.0%

Consumer Staples	5.9%

Materials	5.5%

Communication Services	3.6%

Energy	2.4%

Utilities	2.3%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	9.0%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.79%

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 1,189,668,189
Holdings Count | Holding	801
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,189,668,189

Number of Portfolio Holdings	801

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio inve s t in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.0%

Germany	8.5%

United States	8.4%

France	7.5%

Australia	3.8%

Switzerland	3.4%

Netherlands	3.2%

Spain	2.4%

Italy	2.2%

Other	16.2%

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	15.7%

Information Technology	9.5%

Health Care	8.9%

Consumer Discretionary	8.0%

Consumer Staples	5.9%

Materials	5.5%

Communication Services	3.6%

Energy	2.4%

Utilities	2.3%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	9.0%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$39	0.72%

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,925,210,809
Holdings Count | Holding	1,253
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfo li o invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable
Investment
Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable
Investment
Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.72%

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[2]
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 1,925,210,809
Holdings Count | Holding	1,253
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio St atistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the
Portfolio
since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.47%

* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 1,925,210,809
Holdings Count | Holding	1,253
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.03%

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[2]
Net Assets	$ 1,004,862,669
Holdings Count | Holding	1,666
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,004,862,669

Number of Portfolio Holdings	1,666

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	15.1%

Germany	14.0%

France	12.9%

Australia	6.8%

United States	5.9%

Netherlands	4.7%

Italy	2.6%

Spain	2.2%

South Korea	1.4%

Other	7.0%

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Industrials	18.3%

Consumer Discretionary	13.3%

Health Care	8.2%

Information Technology	8.0%

Consumer Staples	7.2%

Materials	5.3%

Communication Services	3.5%

Energy	2.7%

Utilities	1.9%

Real Estate	1.0%

Mutual Funds	0.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	10.5%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.78%

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 1,004,862,669
Holdings Count | Holding	1,666
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,004,862,669

Number of Portfolio Holdings	1,666

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	15.1%

Germany	14.0%

France	12.9%

Australia	6.8%

United States	5.9%

Netherlands	4.7%

Italy	2.6%

Spain	2.2%

South Korea	1.4%

Other	7.0%

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Industrials	18.3%

Consumer Discretionary	13.3%

Health Care	8.2%

Information Technology	8.0%

Consumer Staples	7.2%

Materials	5.3%

Communication Services	3.5%

Energy	2.7%

Utilities	1.9%

Real Estate	1.0%

Mutual Funds	0.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	10.5%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 312,127,599
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$312,127,599

Number of Portfolio Holdings	92

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Health Care	15.6%

Information Technology	11.8%

Industrials	10.9%

Consumer Staples	10.5%

Communication Services	8.2%

Energy	6.6%

Consumer Discretionary	6.3%

Utilities	3.1%

Materials	2.1%

Real Estate	0.8%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	2.6%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 312,127,599
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$312,127,599

Number of Portfolio Holdings	92

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Health Care	15.6%

Information Technology	11.8%

Industrials	10.9%

Consumer Staples	10.5%

Communication Services	8.2%

Energy	6.6%

Consumer Discretionary	6.3%

Utilities	3.1%

Materials	2.1%

Real Estate	0.8%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	2.6%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

EQ/INVESCO GLOBAL PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 503,336,526
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$503,336,526

Number of Portfolio Holdings	62

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	62.9%

India	6.5%

France	5.6%

Germany	5.3%

Japan	3.1%

China	2.9%

Netherlands	2.4%

Sweden	1.6%

Italy	1.6%

Canada	1.5%

Other	5.7%

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Communication Services	22.9%

Financials	12.5%

Health Care	10.9%

Consumer Discretionary	9.8%

Industrials	6.2%

Real Estate	4.2%

Materials	0.9%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.9%

# Less than 0.05%

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$60	1.15%

* Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 216,510,085
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$216,510,085

Number of Portfolio Holdings	100

Portfolio Turnover Rate	59%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	59.4%

Canada	11.7%

France	6.7%

United Kingdom	4.7%

Australia	3.4%

Japan	2.5%

Spain	2.4%

Singapore	1.2%

Germany	1.1%

Hong Kong	0.9%

Other	5.4%

Sector Weightings (as a % of Net Assets)

Real Estate	44.6%

Energy	24.8%

Materials	12.2%

Industrials	7.8%

Utilities	7.3%

Communication Services	2.3%

Consumer Discretionary	0.4%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.1%

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.13%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[2]
Net Assets	$ 371,512,932
Holdings Count | Holding	576
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$371,512,932

Number of Portfolio Holdings	576

Portfolio Turnover Rate	31%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		48.6%

Common Stocks		33.2%

Information Technology	11.0%

Financials	4.7%

Consumer Discretionary	3.4%

Communication Services	3.3%

Health Care	3.1%

Industrials	2.8%

Consumer Staples	1.8%

Energy	1.0%

Utilities	0.8%

Real Estate	0.7%

Materials	0.6%

Rights		0.0% #

Short-Term Investments		14.5%

Cash and Other Assets Less Liabilities		3.7%

#	Less than 0.05%

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[2]
Net Assets	$ 390,691,769
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$390,691,769

Number of Portfolio Holdings	928

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		37.8%

Financials	13.3%

Health Care	4.2%

Energy	3.1%

Utilities	3.1%

Information Technology	2.7%

Other	11.4%

Common Stocks		37.7%

Information Technology	12.5%

Financials	5.3%

Consumer Discretionary	3.9%

Communication Services	3.7%

Health Care	3.5%

Other	8.8%

Rights		0.0%	#

Short-Term Investments		23.6%

Cash and Other		0.9%

#	Less than 0.05%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.04%

* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 1,444,590,556
Holdings Count | Holding	80
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,444,590,556

Number of Portfolio Holdings	80

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Industrials	25.7%

Health Care	13.7%

Financials	12.8%

Consumer Discretionary	7.3%

Utilities	4.6%

Real Estate	3.0%

Communication Services	2.8%

Materials	1.6%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.79%

* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 1,444,590,556
Holdings Count | Holding	80
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,444,590,556

Number of Portfolio Holdings	80

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Industrials	25.7%

Health Care	13.7%

Financials	12.8%

Consumer Discretionary	7.3%

Utilities	4.6%

Real Estate	3.0%

Communication Services	2.8%

Materials	1.6%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.10%

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 845,530,126
Holdings Count | Holding	203
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$845,530,126

Number of Portfolio Holdings	203

Portfolio Turnover Rate	72%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		50.1%

Equity	50.1%

U.S. Treasury Obligations		38.0%

Short-Term Investments		19.9%

Cash and Other Assets Less Liabilities		-8.0%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[2]
Net Assets	$ 2,859,604,835
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,859,604,835

Number of Portfolio Holdings	73

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Consumer Discretionary	16.0%

Communication Services	15.5%

Financials	8.7%

Health Care	7.4%

Industrials	5.7%

Consumer Staples	5.0%

Energy	0.3%

Exchange Traded Funds	4.6%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.71%

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[2]
Net Assets	$ 2,859,604,835
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,859,604,835

Number of Portfolio Holdings	73

Portfolio Turnover Rate	37%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Consumer Discretionary	16.0%

Communication Services	15.5%

Financials	8.7%

Health Care	7.4%

Industrials	5.7%

Consumer Staples	5.0%

Energy	0.3%

Exchange Traded Funds	4.6%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$48	0.95%

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 1,158,157,218
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,158,157,218

Number of Portfolio Holdings	98

Portfolio Turnover Rate	114%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	15.4%

Health Care	14.4%

Information Technology	12.2%

Materials	6.4%

Communication Services	6.4%

Consumer Staples	5.3%

Consumer Discretionary	5.2%

Real Estate	5.1%

Energy	4.7%

Utilities	4.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$35	0.70%

* Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 1,158,157,218
Holdings Count | Holding	98
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,158,157,218

Number of Portfolio Holdings	98

Portfolio Turnover Rate	114%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	15.4%

Health Care	14.4%

Information Technology	12.2%

Materials	6.4%

Communication Services	6.4%

Consumer Staples	5.3%

Consumer Discretionary	5.2%

Real Estate	5.1%

Energy	4.7%

Utilities	4.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 1,918,027,513
Holdings Count | Holding	533
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,918,027,513

Number of Portfolio Holdings	533

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	23.4%

Financials	12.0%

Communication Services	9.6%

Consumer Discretionary	7.7%

Industrials	6.8%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	4.0%

Energy	2.3%

Materials	1.6%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	4.1%

Cash and Other Assets Less Liabilities	6.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 1,918,027,513
Holdings Count | Holding	533
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,918,027,513

Number of Portfolio Holdings	533

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	23.4%

Financials	12.0%

Communication Services	9.6%

Consumer Discretionary	7.7%

Industrials	6.8%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	4.0%

Energy	2.3%

Materials	1.6%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	4.1%

Cash and Other Assets Less Liabilities	6.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.71%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 2,650,689,321
Holdings Count | Holding	387
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,650,689,321

Number of Portfolio Holdings	387

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.7%

Consumer Discretionary	13.4%

Communication Services	11.4%

Health Care	7.0%

Financials	6.5%

Industrials	5.9%

Consumer Staples	2.7%

Real Estate	0.5%

Utilities	0.3%

Materials	0.3%

Energy	0.3%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$23	0.46%

*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 2,650,689,321
Holdings Count | Holding	387
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,650,689,321

Number of Portfolio Holdings	387

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.7%

Consumer Discretionary	13.4%

Communication Services	11.4%

Health Care	7.0%

Financials	6.5%

Industrials	5.9%

Consumer Staples	2.7%

Real Estate	0.5%

Utilities	0.3%

Materials	0.3%

Energy	0.3%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$43	0.85%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 4,582,849,662
Holdings Count | Holding	311
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,582,849,662

Number of Portfolio Holdings	311

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.5%

Consumer Discretionary	12.0%

Communication Services	9.8%

Financials	5.8%

Health Care	5.7%

Industrials	3.9%

Consumer Staples	2.8%

Real Estate	0.3%

Utilities	0.1%

Materials	0.1%

Energy	0.1%

Exchange Traded Funds	20.7%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$30	0.60%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 4,582,849,662
Holdings Count | Holding	311
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,582,849,662

Number of Portfolio Holdings	311

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.5%

Consumer Discretionary	12.0%

Communication Services	9.8%

Financials	5.8%

Health Care	5.7%

Industrials	3.9%

Consumer Staples	2.8%

Real Estate	0.3%

Utilities	0.1%

Materials	0.1%

Energy	0.1%

Exchange Traded Funds	20.7%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$37	0.73%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 862,304,065
Holdings Count | Holding	879
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,304,065

Number of Portfolio Holdings	879

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.6%

Industrials	13.0%

Health Care	11.6%

Information Technology	10.5%

Consumer Staples	8.1%

Consumer Discretionary	7.5%

Communication Services	7.5%

Energy	5.8%

Utilities	4.4%

Real Estate	4.2%

Materials	4.1%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.48%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 862,304,065
Holdings Count | Holding	879
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,304,065

Number of Portfolio Holdings	879

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.6%

Industrials	13.0%

Health Care	11.6%

Information Technology	10.5%

Consumer Staples	8.1%

Consumer Discretionary	7.5%

Communication Services	7.5%

Energy	5.8%

Utilities	4.4%

Real Estate	4.2%

Materials	4.1%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144 .
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.86%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 3,564,666,894
Holdings Count | Holding	935
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,564,666,894

Number of Portfolio Holdings	935

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.6%

Information Technology	11.4%

Industrials	10.2%

Health Care	9.4%

Consumer Staples	5.9%

Consumer Discretionary	5.8%

Communication Services	5.6%

Energy	4.3%

Utilities	4.1%

Materials	3.8%

Real Estate	2.7%

Exchange Traded Funds	9.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.6%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.61%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 3,564,666,894
Holdings Count | Holding	935
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,564,666,894

Number of Portfolio Holdings	935

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.6%

Information Technology	11.4%

Industrials	10.2%

Health Care	9.4%

Consumer Staples	5.9%

Consumer Discretionary	5.8%

Communication Services	5.6%

Energy	4.3%

Utilities	4.1%

Materials	3.8%

Real Estate	2.7%

Exchange Traded Funds	9.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.6%

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$74	1.35%

*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%	[2]
Net Assets	$ 489,278,253
Holdings Count | Holding	85
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$489,278,253

Number of Portfolio Holdings	85

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	23.5%

Taiwan	13.9%

Brazil	12.0%

South Korea	12.0%

Mexico	7.9%

South Africa	7.1%

India	4.9%

Indonesia	3.7%

Hungary	3.1%

Greece	2.9%

Other	7.8%

Sector Weightings (as a % of Net Assets)

Financials	27.4%

Information Technology	19.1%

Communication Services	9.7%

Consumer Discretionary	9.5%

Consumer Staples	7.5%

Industrials	7.2%

Materials	6.9%

Energy	5.5%

Health Care	4.3%

Utilities	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.4%

EQ/LONG-TERM BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 2,562,624,849
Holdings Count | Holding	543
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,562,624,849

Number of Portfolio Holdings	543

Portfolio Turnover Rate	27%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	49.9%

Corporate Bonds	43.7%

Foreign Government Securities	2.2%

Municipal Bonds	1.4%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	1.3%

EQ/LONG-TERM BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[2]
Net Assets	$ 2,562,624,849
Holdings Count | Holding	543
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,562,624,849

Number of Portfolio Holdings	543

Portfolio Turnover Rate	27%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	49.9%

Corporate Bonds	43.7%

Foreign Government Securities	2.2%

Municipal Bonds	1.4%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	1.3%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$54	1.05%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 904,642,915
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$904,642,915

Number of Portfolio Holdings	47

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Communication Services	22.9%

Consumer Discretionary	15.8%

Health Care	13.5%

Financials	8.9%

Industrials	6.2%

Consumer Staples	3.5%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	-2.0%

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp.	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp.	3.1%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$42	0.80%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 904,642,915
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$904,642,915

Number of Portfolio Holdings	47

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Communication Services	22.9%

Consumer Discretionary	15.8%

Health Care	13.5%

Financials	8.9%

Industrials	6.2%

Consumer Staples	3.5%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	-2.0%

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp .	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp .	3.1%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$59	1.10%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 1,411,808,255
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,411,808,255

Number of Portfolio Holdings	84

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	16.8%

Japan	10.4%

France	10.1%

United Kingdom	9.4%

Germany	9.2%

Canada	6.5%

Taiwan	6.3%

Netherlands	3.8%

India	3.6%

China	3.0%

Other	19.3%

Sector Weightings (as a % of Net Assets)

Information Technology	17.9%

Industrials	17.6%

Financials	12.3%

Materials	12.2%

Health Care	12.2%

Consumer Discretionary	11.9%

Consumer Staples	9.8%

Communication Services	3.0%

Energy	1.3%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.6%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$45	0.85%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 1,411,808,255
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,411,808,255

Number of Portfolio Holdings	84

Portfolio Turnover Rate	7%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	16.8%

Japan	10.4%

France	10.1%

United Kingdom	9.4%

Germany	9.2%

Canada	6.5%

Taiwan	6.3%

Netherlands	3.8%

India	3.6%

China	3.0%

Other	19.3%

Sector Weightings (as a % of Net Assets)

Information Technology	17.9%

Industrials	17.6%

Financials	12.3%

Materials	12.2%

Health Care	12.2%

Consumer Discretionary	11.9%

Consumer Staples	9.8%

Communication Services	3.0%

Energy	1.3%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.6%

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$63	1.15%

*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 1,341,913,433
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,341,913,433

Number of Portfolio Holdings	87

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	15.3%

Japan	12.6%

France	11.9%

United Kingdom	11.2%

Germany	7.3%

Switzerland	5.4%

Canada	4.7%

Ireland	4.2%

Spain	4.2%

Netherlands	3.5%

Other	16.3%

Sector Weightings (as a % of Net Assets)

Financials	25.8%

Industrials	19.5%

Information Technology	13.6%

Materials	11.5%

Health Care	11.0%

Consumer Staples	7.3%

Energy	5.6%

Consumer Discretionary	2.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	2.4%

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.10%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[2]
Net Assets	$ 567,049,154
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$567,049,154

Number of Portfolio Holdings	49

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.3%

Communication Services	15.8%

Information Technology	15.0%

Financials	13.4%

Health Care	12.4%

Consumer Discretionary	10.3%

Energy	3.4%

Real Estate	2.6%

Utilities	2.6%

Materials	2.2%

Consumer Staples	1.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Spotify Technology SA	5.6%

Howmet Aerospace, Inc.	5.1%

Verisk Analytics, Inc.	3.7%

Guidewire Software, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.5%

Axon Enterprise, Inc.	3.1%

LPL Financial Holdings, Inc.	2.7%

Vistra Corp.	2.6%

TKO Group Holdings, Inc., Class A	2.5%

Monolithic Power Systems, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Spotify Technology SA	5.6%

Howmet Aerospace, Inc.	5.1%

Verisk Analytics, Inc.	3.7%

Guidewire Software, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.5%

Axon Enterprise, Inc.	3.1%

LPL Financial Holdings, Inc.	2.7%

Vistra Corp.	2.6%

TKO Group Holdings, Inc., Class A	2.5%

Monolithic Power Systems, Inc.	2.5%

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.11%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[2]
Net Assets	$ 1,144,981,436
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,144,981,436

Number of Portfolio Holdings	55

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	71.9%

Communication Services	19.7%

Financials	2.7%

Industrials	2.6%

Consumer Discretionary	1.4%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	12.0%

Microsoft Corp.	9.2%

NVIDIA Corp.	7.4%

Alphabet, Inc., Class A	7.3%

Apple, Inc.	5.3%

Broadcom, Inc.	5.1%

International Business Machines Corp.	3.6%

Oracle Corp.	2.6%

Shopify, Inc., Class A	2.6%

ServiceNow, Inc.	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	12.0%

Microsoft Corp.	9.2%

NVIDIA Corp.	7.4%

Alphabet, Inc., Class A	7.3%

Apple, Inc.	5.3%

Broadcom, Inc.	5.1%

International Business Machines Corp.	3.6%

Oracle Corp.	2.6%

Shopify, Inc., Class A	2.6%

ServiceNow, Inc.	2.3%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 219,055,186
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$219,055,186

Number of Portfolio Holdings	57

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		93.4%

Electric Utilities	56.9%

Multi-Utilities	22.1%

Independent Power and Renewable Electricity Producers	10.8%

Gas Utilities	2.2%

Water Utilities	1.4%
Communication Services		3.1%

Diversified Telecommunication Services	2.3%

Wireless Telecommunication Services	0.8%
Real Estate		2.2%

Specialized REITs	2.2%
Cash and Other Assets Less Liabilities		1.3%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 219,055,186
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$219,055,186

Number of Portfolio Holdings	57

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		93.4%

Electric Utilities	56.9%

Multi-Utilities	22.1%

Independent Power and Renewable Electricity Producers	10.8%

Gas Utilities	2.2%

Water Utilities	1.4%
Communication Services		3.1%

Diversified Telecommunication Services	2.3%

Wireless Telecommunication Services	0.8%
Real Estate		2.2%

Specialized REITs	2.2%
Cash and Other Assets Less Liabilities		1.3%

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

EQ/MID CAP INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 2,460,894,363
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,460,894,363

Number of Portfolio Holdings	405

Portfolio Turnover Rate	6%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	22.8%

Financials	18.2%

Consumer Discretionary	13.3%

Information Technology	11.6%

Health Care	8.5%

Real Estate	6.8%

Materials	5.4%

Consumer Staples	5.3%

Energy	3.7%

Utilities	2.8%

Communication Services	1.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/MID CAP INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.39%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[2]
Material Change Date	Jan. 01, 2025
Net Assets	$ 2,460,894,363
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,460,894,363

Number of Portfolio Holdings	405

Portfolio Turnover Rate	6%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	22.8%

Financials	18.2%

Consumer Discretionary	13.3%

Information Technology	11.6%

Health Care	8.5%

Real Estate	6.8%

Materials	5.4%

Consumer Staples	5.3%

Energy	3.7%

Utilities	2.8%

Communication Services	1.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	-0.3%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.95%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 1,505,172,219
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,505,172,219

Number of Portfolio Holdings	790

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.0%

Financials	14.2%

Information Technology	7.6%

Real Estate	7.3%

Consumer Discretionary	7.3%

Health Care	6.4%

Materials	4.9%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.0%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	5.1%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	T his semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.70%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 1,505,172,219
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,505,172,219

Number of Portfolio Holdings	790

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.0%

Financials	14.2%

Information Technology	7.6%

Real Estate	7.3%

Consumer Discretionary	7.3%

Health Care	6.4%

Materials	4.9%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.0%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	5.1%

EQ/MONEY MARKET PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$34	0.68%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 2,688,848,593
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,688,848,593

Number of Portfolio Holdings	61

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	56.3%

U.S. Government Agency Securities	17.5%

U.S. Treasury Obligations	28.9%

Cash and Other Assets Less Liabilities	-2.7%

EQ/MONEY MARKET PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.67%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 2,688,848,593
Holdings Count | Holding	61
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,688,848,593

Number of Portfolio Holdings	61

Holdings [Text Block]

What did the Portfolio invest i n? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	56.3%

U.S. Government Agency Securities	17.5%

U.S. Treasury Obligations	28.9%

Cash and Other Assets Less Liabilities	-2.7%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.15%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 431,951,179
Holdings Count | Holding	1,186
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$431,951,179

Number of Portfolio Holdings	1,186

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Health Care	20.6%

Consumer Discretionary	15.5%

Industrials	12.8%

Financials	8.0%

Consumer Staples	6.0%

Real Estate	3.7%

Materials	3.0%

Energy	1.8%

Communication Services	1.7%

Utilities	0.3%

Short-Term Investments	10.6%

Cash and Other Assets Less Liabilities	-9.3%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.90%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 431,951,179
Holdings Count | Holding	1,186
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$431,951,179

Number of Portfolio Holdings	1,186

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Health Care	20.6%

Consumer Discretionary	15.5%

Industrials	12.8%

Financials	8.0%

Consumer Staples	6.0%

Real Estate	3.7%

Materials	3.0%

Energy	1.8%

Communication Services	1.7%

Utilities	0.3%

Short-Term Investments	10.6%

Cash and Other Assets Less Liabilities	-9.3%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$145	2.88%

*	Annualized

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.88%	[2]
Net Assets	$ 105,293,367
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$105,293,367

Number of Portfolio Holdings	255

Portfolio Turnover Rate	80%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	70.9%

U.S. Treasury Obligations	61.1%

Mortgage-Backed Securities	16.3%

Collateralized Mortgage Obligations	3.8%

Corporate Bonds	2.5%

Asset-Backed Securities	1.7%

Supranational	1.4%

Options Purchased	0.1%

Commercial Mortgage-Backed Securities	0.0%	#

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities*	-58.3%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$133	2.63%

*	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.63%	[2]
Net Assets	$ 105,293,367
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$105,293,367

Number of Portfolio Holdings	255

Portfolio Turnover Rate	80%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	70.9%

U.S. Treasury Obligations	61.1%

Mortgage-Backed Securities	16.3%

Collateralized Mortgage Obligations	3.8%

Corporate Bonds	2.5%

Asset-Backed Securities	1.7%

Supranational	1.4%

Options Purchased	0.1%

Commercial Mortgage-Backed Securities	0.0%	#

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities*	-58.3%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO REAL RETURN PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the
last
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$116	2.28%

*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.28%	[2]
Net Assets	$ 82,967,141
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$82,967,141

Number of Portfolio Holdings	314

Portfolio Turnover Rate	59%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	107.8%

Mortgage-Backed Securities	13.3%

Asset-Backed Securities	6.8%

Collateralized Mortgage Obligations	4.1%

Foreign Government Securities	2.9%

Commercial Mortgage-Backed Securities	0.6%

Corporate Bonds	0.1%

Short-Term Investments	63.8%

Cash and Other Assets Less Liabilities*	-99.4%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What
were
the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.75%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 253,093,897
Holdings Count | Holding	743
Investment Company, Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$253,093,897

Number of Portfolio Holdings	743

Portfolio Turnover Rate	167%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	47.6%

Corporate Bonds	29.3%

U.S. Treasury Obligations	16.7%

Asset-Backed Securities	12.1%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	4.8%

Collateralized Mortgage Obligations	2.4%

Municipal Bonds	1.1%

Supranational	0.7%

Swaptions Purchased	0.0%	#

Options Purchased	0.0%	#

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities*	-25.4%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 793,246,511
Holdings Count | Holding	454
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$793,246,511

Number of Portfolio Holdings	454

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	37.1%

Asset-Backed Securities	23.0%

Collateralized Mortgage Obligations	19.2%

U.S. Government Agency Securities	6.5%

Commercial Mortgage-Backed Securities	2.5%

Foreign Government Securities	0.9%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.3%

Municipal Bonds	0.2%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	0.4%

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[2]
Net Assets	$ 793,246,511
Holdings Count | Holding	454
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$793,246,511

Number of Portfolio Holdings	454

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	37.1%

Asset-Backed Securities	23.0%

Collateralized Mortgage Obligations	19.2%

U.S. Government Agency Securities	6.5%

Commercial Mortgage-Backed Securities	2.5%

Foreign Government Securities	0.9%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.3%

Municipal Bonds	0.2%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	0.4%

EQ/QUALITY BOND PLUS PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$42	0.83%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[2]
Net Assets	$ 1,070,097,101
Holdings Count | Holding	899
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

EQ/QUALITY BOND PLUS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.83%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[2]
Net Assets	$ 1,070,097,101
Holdings Count | Holding	899
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

EQ/QUALITY BOND PLUS PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.58%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[2]
Net Assets	$ 1,070,097,101
Holdings Count | Holding	899
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.63%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Net Assets	$ 1,437,081,693
Holdings Count | Holding	1,975
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,437,081,693

Number of Portfolio Holdings	1,975

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Industrials	16.9%

Health Care	15.7%

Information Technology	14.5%

Consumer Discretionary	10.0%

Real Estate	6.0%

Energy	4.8%

Materials	3.7%

Utilities	3.2%

Communication Services	2.6%

Consumer Staples	2.2%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-3.0%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.38%

*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144
.

Net Assets	$ 1,437,081,693
Holdings Count | Holding	1,975
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Po rtfolio Stati stics (as of June 30, 2025)

Net Assets	$1,437,081,693

Number of Portfolio Holdings	1,975

Portfolio Turnover Rate	9%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Industrials	16.9%

Health Care	15.7%

Information Technology	14.5%

Consumer Discretionary	10.0%

Real Estate	6.0%

Energy	4.8%

Materials	3.7%

Utilities	3.2%

Communication Services	2.6%

Consumer Staples	2.2%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-3.0%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144
.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.20%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 152,849,414
Holdings Count | Holding	151
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$152,849,414

Number of Portfolio Holdings	151

Portfolio Turnover Rate	24%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Health Care			98.7%

Biotechnology	38.1%

Health Care Equipment & Supplies	19.2%

Pharmaceuticals	17.1%

Health Care Providers & Services	16.0%

Life Sciences Tools & Services	7.9%

Health Care Technology	0.4%

Financials			0.2%

Capital Markets	0.1%

Insurance	0.1%

Materials			0.0%	#

Chemicals	0.0%	#

Short-Term Investments			0.9%

Cash and Other Assets Less Liabilities			0.2%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.0%

Intuitive Surgical, Inc.	5.8%

UnitedHealth Group, Inc.	5.1%

Stryker Corp.	5.0%

Vertex Pharmaceuticals, Inc.	3.9%

Boston Scientific Corp.	3.7%

Argenx SE (ADR)	3.4%

Danaher Corp.	3.2%

Thermo Fisher Scientific, Inc.	3.1%

Alnylam Pharmaceuticals, Inc.	3.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.0%

Intuitive Surgical, Inc.	5.8%

UnitedHealth Group, Inc.	5.1%

Stryker Corp.	5.0%

Vertex Pharmaceuticals, Inc.	3.9%

Boston Scientific Corp.	3.7%

Argenx SE (ADR)	3.4%

Danaher Corp.	3.2%

Thermo Fisher Scientific, Inc.	3.1%

Alnylam Pharmaceuticals, Inc.	3.0%

EQ/VALUE EQUITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.92%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 1,522,058,563
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,522,058,563

Number of Portfolio Holdings	49

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	15.7%

Materials	13.2%

Industrials	10.8%

Health Care	9.0%

Consumer Discretionary	7.3%

Utilities	6.7%

Consumer Staples	5.2%

Communication Services	4.6%

Energy	3.8%

Real Estate	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

EQ/VALUE EQUITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.67%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[2]
Net Assets	$ 1,522,058,563
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,522,058,563

Number of Portfolio Holdings	49

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	15.7%

Materials	13.2%

Industrials	10.8%

Health Care	9.0%

Consumer Discretionary	7.3%

Utilities	6.7%

Consumer Staples	5.2%

Communication Services	4.6%

Energy	3.8%

Real Estate	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

EQ/WELLINGTON ENERGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/WELLINGTON ENERGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.19%

*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[2]
Net Assets	$ 136,930,590
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$136,930,590

Number of Portfolio Holdings	46

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.5%

Oil, Gas & Consumable Fuels	83.8%

Energy Equipment & Services	3.7%

Utilities		11.4%

Electric Utilities	5.6%

Multi-Utilities	5.3%

Independent Power and Renewable Electricity Producers	0.5%

Information Technology		0.3%

Semiconductors & Semiconductor Equipment	0.3%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	9.4%

Exxon Mobil Corp.	6.4%

Marathon Petroleum Corp.	5.2%

Williams Cos., Inc. (The)	5.1%

TotalEnergies SE	4.5%

Hess Corp.	4.4%

Coterra Energy, Inc.	4.1%

EQT Corp.	3.8%

Chevron Corp.	3.6%

ONEOK, Inc.	3.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	9.4%

Exxon Mobil Corp.	6.4%

Marathon Petroleum Corp.	5.2%

Williams Cos., Inc. (The)	5.1%

TotalEnergies SE	4.5%

Hess Corp.	4.4%

Coterra Energy, Inc.	4.1%

EQT Corp.	3.8%

Chevron Corp.	3.6%

ONEOK, Inc.	3.6%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$49	0.97%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[2]
Net Assets	$ 1,815,735,965
Holdings Count | Holding	648
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What
were
the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.97%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[2]
Net Assets	$ 1,815,735,965
Holdings Count | Holding	648
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

N et Asset s	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.72%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 1,815,735,965
Holdings Count | Holding	648
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio St atistics (as of June 30, 2025)

Net Assets	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

Holdings [Text Block]

What did the Po rtfol io invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

MULTIMANAGER CORE BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.98%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[2]
Net Assets	$ 797,064,821
Holdings Count | Holding	2,786
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]

Po rtfolio Statistics (as of June 30, 2025)

Net Assets	$797,064,821

Number of Portfolio Holdings	2,786

Portfolio Turnover Rate	123%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	27.9%

Mortgage-Backed Securities	27.9%

Corporate Bonds	27.7%

Asset-Backed Securities	10.2%

Collateralized Mortgage Obligations	9.7%

Commercial Mortgage-Backed Securities	6.3%

Foreign Government Securities	1.9%

U.S. Government Agency Securities	1.4%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	-16.0%

MULTIMANAGER CORE BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What
were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.73%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 797,064,821
Holdings Count | Holding	2,786
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]

P ortfolio Statistics (as of June 30, 2025)

Net Assets	$797,064,821

Number of Portfolio Holdings	2,786

Portfolio Turnover Rate	123%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	27.9%

Mortgage-Backed Securities	27.9%

Corporate Bonds	27.7%

Asset-Backed Securities	10.2%

Collateralized Mortgage Obligations	9.7%

Commercial Mortgage-Backed Securities	6.3%

Foreign Government Securities	1.9%

U.S. Government Agency Securities	1.4%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	-16.0%

MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.17%

*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.
Net Assets	$ 1,927,402,851
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,927,402,851

Number of Portfolio Holdings	360

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	51.3%

Communication Services	11.4%

Consumer Discretionary	2.8%

Financials	1.7%

Industrials	1.1%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Fundss	30.4%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%
#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$48	0.92%

*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[2]
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.
Net Assets	$ 1,927,402,851
Holdings Count | Holding	360
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,927,402,851

Number of Portfolio Holdings	360

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	51.3%

Communication Services	11.4%

Consumer Discretionary	2.8%

Financials	1.7%

Industrials	1.1%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.4%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%
#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%

Material Fund Change [Text Block]

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com/AllPortfolios.aspx

[1]	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.
[2]	Annualized